Summary of Significant Accounting Policies (Details 5) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning	$ 306,762
Extinguishment	(311,360)
Initial recognition of conversion feature
Debt discount	528,603	305,424
Change in fair value of derivative liabilities	34,155	(1,338)
Balance at ending	$ 558,160	$ 306,762